FINANCIAL INSTRUMENTS (Details) $ in Thousands	1 Months Ended	12 Months Ended
	Feb. 27, 2013 USD ($) instrument	Dec. 31, 2018 USD ($) vessel types_of_risk	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($) vessel	Feb. 29, 2016 USD ($)	Aug. 31, 2015 instrument T	Feb. 01, 2013 vessel
Derivative [Line Items]
Number of newbuild vessels | vessel		2
Long-term Debt		$ 1,740,552	$ 1,592,410
Mark to market (gain) loss on derivatives		$ 3,190	93	$ 8,017
Number of risks related to subsidiaries' reporting in foreign currency | types_of_risk		2
Interest Rate Swap [Member]
Derivative [Line Items]
Number of derivatives entered into | instrument	6
Principal amount of debt used in interest rate swaps	$ 260,000
Derivative, Notional Amount		$ 323,513
Fair value of derivatives		7,600	4,500
Mark to market (gain) loss on derivatives		4,300	(800)	1,900
Interest rate swap 1 [Member]
Derivative [Line Items]
Derivative, Notional Amount		$ 14,408
Derivative, Fixed Interest Rate		1.4025%
Interest rate swap 2 [Member]
Derivative [Line Items]
Derivative, Notional Amount		$ 42,951
Derivative, Fixed Interest Rate		1.5035%
Interest rate swap 3 [Member]
Derivative [Line Items]
Derivative, Notional Amount		$ 72,939
Derivative, Fixed Interest Rate		1.6015%
Interest rate swap 4 [Member]
Derivative [Line Items]
Derivative, Notional Amount		$ 14,062
Derivative, Fixed Interest Rate		1.6998%
Interest rate swap 5 [Member]
Derivative [Line Items]
Derivative, Notional Amount		$ 14,405
Derivative, Fixed Interest Rate		1.7995%
Interest rate swap 6 [Member]
Derivative [Line Items]
Derivative, Notional Amount		$ 14,748
Derivative, Fixed Interest Rate		1.907%
Interest rate swap 7 [Member]
Derivative [Line Items]
Derivative, Notional Amount		$ 150,000			$ 150,000
Derivative, Fixed Interest Rate		2.197%
Bunker swaps [Member]
Derivative [Line Items]
Fair value of derivatives		$ 0	0	0
Mark to market (gain) loss on derivatives				1,900
Derivative Liability, Number of Instruments Held | instrument						4
Number of metric tonnes per calendar month | T						4,000
Term Loan Facility, $466.5 Million [Member] | US Dollar denominated floating rate debt [Member]
Derivative [Line Items]
Long-term Debt				$ 466,500
MR tanker [Member]
Derivative [Line Items]
Number of newbuild vessels | vessel				6			12
Fair Value, Measurements, Nonrecurring [Member] | Ship Finance Leased Vessels [Member]
Derivative [Line Items]
Assets, Fair Value Disclosure, Nonrecurring (Deprecated 2018-01-31)			$ 251,700